UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

(Address of principal executive offices)  (Zip code)

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

UPRIGHT GROWTH FUND

Description	Quantity	Current Value	Weight
-------------------------	-----------	---------------	--------
Equities
Bank Industry
Bank of America Corporati	6,000	147,840.00	1.47%

Basic Material
Adient plc	208	3,132.48	0.03%
BHP Billiton Limited	800	38,632.00	0.38%
DowDuPont Inc.	1,000	53,480.00	0.53%
Steelcase Inc.	7,000	103,810.00	1.03%
		---------------	-----------
		199,054.48	1.97%
Chemicals Specialty
The Mosaic Company	200	5,842.00	0.06%

Drug Manufacturer-other
AbbVie Inc.	6,000	553,140.00	5.48%
Teva Pharmaceutical Indus	47,892	738,494.64	7.32%
		---------------	-----------
		1,291,634.64	12.80%
Electronic Equipment
Apple Inc.	6,500	1,025,310.00	10.16%
Plug Power Inc.	90,000	111,600.00	1.11%
		---------------	-----------
		1,136,910.00	11.26%
Energy
Direxion Daily Energy Bul	7,000	106,050.00	1.05%

Engineering & Construction
Johnson Controls Internat	2,089	61,938.85	0.61%

Generic Drug
Bausch Health Companies I	2,500	46,175.00	0.46%
Mylan N.V.	12,030	329,622.00	3.27%
		---------------	-----------
		375,797.00	3.72%
Healthcare Services
CVS Health Corporation	200	13,104.00	0.13%

Household
Whirlpool Corporation	100	10,687.00	0.11%

Internet Services
Alphabet Inc.	100	103,561.00	1.03%
Facebook, Inc.	300	39,327.00	0.39%
		---------------	-----------
		142,888.00	1.42%
Inurance
Brighthouse Financial, In	227	6,918.96	0.07%
Genworth Financial, Inc.	40,500	188,730.00	1.87%
MetLife, Inc.	2,500	102,650.00	1.02%
		---------------	-----------
		298,298.96	2.96%
Leisure
The Walt Disney Company	200	21,930.00	0.22%

Machinery
Caterpillar Inc.	100	12,707.00	0.13%

Medical Supplies
Abbott Laboratories	5,500	397,815.00	3.94%

Oil
Chevron Corporation	300	32,637.00	0.32%
Transocean Ltd.	1,500	10,410.00	0.10%
		---------------	-----------
		43,047.00	0.43%
Pharmaceutical
Lannett Company, Inc.	20,000	99,200.00	0.98%

Precious Metal
ProShares Ultra Gold	1,000	37,410.00	0.37%

Retail Special Lines
Alibaba Group Holding Lim	2,000	274,140.00	2.72%

Semiconductor
Silicon Motion Technology	3,000	103,500.00	1.03%
Taiwan Semiconductor Manu	17,000	627,469.99	6.22%
		---------------	-----------
		730,969.99	7.24%
Service - Restaurant
Starbucks Corporation	200	12,880.00	0.13%

IC Design
Himax Technologies, Inc.	1,139,400	3,908,142.00	38.72%
		---------------	-----------
		9,328,285.92	92.42%

Cash and Money Funds
CASH		765,426.92	7.58%
		---------------	-----------
		10,093,712.84	100.00%

*Non-income producing security

ADR – American Depositary Receipt

PLC – Public Limited Company

As of December 31, 2018, the aggregate cost of securities excluding cash and money funds was $17,654,125. The aggregate gross unrealized appreciation for all securities totaled $(8,325,839). This consisted of an aggregate gross unrealized appreciation of $ 2,257,402, and an aggregate gross unrealized depreciation of $ (10,583,111).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2018:

Level 1	9,328,286
Level 2	-
Level 3	-
Total	9,328,286

Upright Growth & Income Fund

Description	Quantity	Current Value	Weight
-------------------------	---------------	---------------	------------
Equities
Goldman Sachs Group Inc	200	33,410.00	4.76%

Drug Manufacturer-other
AbbVie Inc.	300	27,657.00	3.94%
Merck & Co., Inc.	300	22,923.00	3.26%
Teva Pharmaceutical Indus	2,000	30,840.00	4.39%
		---------------	------------
		81,420.00	11.59%

Electrical Industry
General Electric Company	1,000	7,570.00	1.08%

Leisure
The Walt Disney Company	300	32,895.00	4.68%

Oil
Exxon Mobil Corporation	300	20,457.00	2.91%

IC Design
Himax Technologies, Inc.	40,000	137,200.00	19.53%
		---------------	------------
		312,952.00	44.55%
Cash and Money Funds
CASH		389,566.50	55.45%
		---------------	------------
		702,518.50	100.00%

*Non-income producing security

ADR – American Depositary Receipt

PLC – Public Limited Company

As of December 31, 2018, the aggregate cost of securities excluding cash and money funds was $ 505,370. The aggregate gross unrealized appreciation for all securities totaled $(192,418). This consisted of an aggregate gross unrealized appreciation of $10,176, and an aggregate gross unrealized depreciation of $(202,594).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2018:

Level 1	312,952
Level 2	-
Level 3	-
Total	312,952

Upright Assets Allocation Plus Fund

Description	Quantity	Current Value	Weight
-------------------------	---------------	---------------	------------
Equities
Energy
Direxion Daily Energy Bul	500	7,575.00	1.09%

Household
The Procter & Gamble Comp	100	9,192.00	1.33%

REAL-ETF
Vanguard Real Estate ETF	200	14,918.00	2.15%

IC Design
Himax Technologies, Inc.	30,000	102,900.00	14.86%
		---------------	------------
		134,585.00	19.43%

Emerging Markets ETF
Vanguard Emerging Mkts St	500	19,085.00	2.76%

Cash and Money Funds
CASH		538,947.00	77.81%
		---------------	------------
		692,617.00	100.00%

*Non-income producing security

ADR – American Depositary Receipt

PLC – Public Limited Company

As of December 31, 2018, the aggregate cost of securities excluding cash and money funds was $340,963. The aggregate gross unrealized appreciation for all securities totaled $(187,293). This consisted of an aggregate gross unrealized appreciation of $1,367, and an aggregate gross unrealized depreciation of $(188,660).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2018:

Level 1	$153,670
Level 2	-
Level 3	-
Total	$153,670

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S. Chiueh

David Y.S. Chiueh

Trustee

Date: February 28, 2019

By : /s/ David Y.S. Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date:February 28, 2019